Income Taxes (Income Tax Expense From Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal	$ 36.9	$ 34.6	$ 21.2
State and local	7.8	5.3	4.9
Foreign	51.0	48.7	55.6
Current income tax expense	95.7	88.6	81.7
Deferred
Federal	(15.0)	2.2	13.5
State and local	(2.6)	(0.9)	(10.9)
Foreign	(3.3)	(0.5)	(0.2)
Deferred income tax expense	(20.9)	0.8	2.4
Income tax expense	$ 74.8	$ 89.4	$ 84.1